General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of details about general and administrative expense [line items]
Business taxes			$ 50,510
Total general and administrative	$ 10,241	$ 10,216	20,705	$ 20,315
Corporate [Member]
Disclosure of details about general and administrative expense [line items]
Salaries and benefits	3,734	3,593	7,698	7,454
Depreciation	228	268	446	556
Professional fees	540	909	1,034	1,423
Business travel	584	311	868	652
Director fees	252	248	541	581
Business taxes	254	139	601	713
Audit and regulatory	871	1,337	1,749	2,169
Insurance	354	519	851	1,057
Other	924	952	2,207	2,016
General and administrative	7,741	8,276	15,995	16,621
Subsidiaries [member]
Disclosure of details about general and administrative expense [line items]
Salaries and benefits	1,349	1,156	2,750	2,317
Depreciation	119	115	238	218
Professional fees	474	189	665	260
Business travel	152	94	223	147
Director fees	52	52	115	103
Business taxes	55	65	127	139
Insurance	14	11	31	27
Other	285	258	561	483
General and administrative	2,500	1,940	4,710	3,694
Total general and administrative	$ 10,241	$ 10,216	$ 20,705	$ 20,315